Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Total asset derivatives	$ 60	$ 69
Fair value of liabilities	(4)	(39)
Forward contracts
Derivatives, Fair Value [Line Items]
Total asset derivatives	53
Fair value of liabilities	(4)
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	55	60
Fair value of liabilities	(2)	(36)
Designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Total asset derivatives	46	37
Designated as hedging instrument | Forward contracts | Other non-current assets
Derivatives, Fair Value [Line Items]
Total asset derivatives	2	8
Designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	(2)	(23)
Designated as hedging instrument | Forward contracts | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	0	(3)
Designated as hedging instrument | Currency collars | Other current assets
Derivatives, Fair Value [Line Items]
Total asset derivatives	7	10
Designated as hedging instrument | Currency collars | Other non-current assets
Derivatives, Fair Value [Line Items]
Total asset derivatives	0	5
Designated as hedging instrument | Currency collars | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	0	(9)
Designated as hedging instrument | Currency collars | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	0	(1)
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	5	9
Fair value of liabilities	(2)	(3)
Not designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Total asset derivatives	5	9
Not designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	$ (2)	$ (3)